Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total		Share Capital [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Noncontrolling Interest [Member]
BEGINNING BALANCE at Dec. 31, 2010	$ 349,555		$ 1,758	$ 174,940	$ 226,809	$ 1,454	$ (57,192)	$ 1,786
BEGINNING BALANCE, Shares at Dec. 31, 2010			37,084,000
Comprehensive income (loss)	44,103				47,339	(2,914)		(322)
Issuance of shares, net of issuance expenses in the amount of $5,629,000	90,683		315	90,368
Share issuance expenses, Shares			7,705,000
Exercise of employee equity awards	2,063		19	2,044
Exercise of employee equity awards, Shares			516,000
Compensation relating to equity awards granted to employees and others	3,728			3,614				114
ENDING BALANCE at Dec. 31, 2011	490,132		2,092	270,966	274,148	(1,460)	(57,192)	1,578
ENDING BALANCE, Shares at Dec. 31, 2011			45,305,000
Comprehensive income (loss)	(44,449)				(45,579)	2,088		(958)
Acquisition of treasury shares	(1,959)	[1]					(1,959)
Acquisition of non- controlling interest				252				(252)
Exercise of employee equity awards	719		10	709
Exercise of employee equity awards, Shares			328,000
Compensation relating to equity awards granted to employees and others	3,070			2,929				141
ENDING BALANCE at Dec. 31, 2012	447,513	[1]	2,102	274,856	228,569	628	(59,151)	509
ENDING BALANCE, Shares at Dec. 31, 2012	43,403,894	[1]	45,633,000
Comprehensive income (loss)	38,942				40,001	(219)		(840)
Acquisition of treasury shares	(25,795)						(25,795)
Exercise of employee equity awards	3,312		22	3,290
Exercise of employee equity awards, Shares			571,000
Compensation relating to equity awards granted to employees and others	3,182			3,013				169
ENDING BALANCE at Dec. 31, 2013	$ 467,154		$ 2,124	$ 281,159	$ 268,570	$ 409	$ (84,946)	$ (162)
ENDING BALANCE, Shares at Dec. 31, 2013	41,764,240		46,204,000

[1]	See Note 1a(ii).